Trade and Other Receivables (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Trade and Other Receivables [Line Items]
Total cost	$ 7.0
Legal entity	$ 1.4
Top of range [member]
Trade and Other Receivables [Line Items]
Trade receivables percentage	3.71%
Other receivables percentage	3.00%
Bottom of range [member]
Trade and Other Receivables [Line Items]
Trade receivables percentage	13.03%
Other receivables percentage	15.00%
Vendor and Customer relationship management system (VCRM) [Member]
Trade and Other Receivables [Line Items]
System estimated period	2 years
Contract value	$ 1.7
Cloud Management Platform Development (CMP) [Member]
Trade and Other Receivables [Line Items]
System estimated period	2 years
Outsourcing amount	$ 1.8